Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitment Payments [Table Text Block]
The following table summarizes contractual obligations and commitments as of 31 March 2019:

Years ending 31 March (Millions of US dollars):	2020	2021	2022	2023	2024	Thereafter	Total
Operating leases[1]	$18.4	$15.3	$11.7	$7.5	$5.1	$8.2	$66.2
Purchase commitments[2]	0.4	0.4	0.4	0.4	0.4	8.2	10.2
Capital commitments[3]	5.2	—	—	—	—	—	5.2

[1] Future lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2019. As the lessee, the Company principally enters into property, building and equipment leases.

[2] Represents unconditional purchase obligations that include agreements to purchase goods or services, primarily gypsum, that are enforceable and legally binding on us and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions, and approximate timing of the transaction. Purchase obligations exclude agreements that are cancellable without penalty.

[3] Represents total outstanding purchase obligations under purchase orders as of 31 March 2019 in connection with future capital expenditures in connection with our capacity expansion projects.